UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund: BlackRock Florida Investment Quality Municipal Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Florida Investment Quality Municipal Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257
Date of fiscal year end: 10/31/2007
Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Florida Investment Quality Municipal Trust (RFA)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—149.3%
		California—1.7%
$250		Golden St. Tobacco Securitization Corp., Misc. RB, Ser. A, 5.75%, 6/01/47	$257,550
		Florida—134.2%
245		Arborwood Cmnty. Dev. Dist., Pub. Impvts. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	243,050
500		Ave Maria Stewardship Cmnty. Dev. Dist., Pub Impvts. SA, 4.80%, 11/01/12	496,990
170	[1]	Boynton Beach, Util. Sys. RB, 6.25%, 11/01/20, FGIC	196,549
700		Broward Cnty. Sch. Brd., Sch. Impvts. Lease COP, Ser. A, 5.00%, 7/01/30, FSA	718,844
455		Cnty. of Escambia, Indl. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 8/01/26, AMT	440,895
265		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A, 6.00%, 7/01/25	270,957
		Cnty. of Miami-Dade,
750		Florida Aviation, Port, Arpt. & Marina RB, Miami Intl. Arpt. Proj., Ser. B, 5.00%, 10/01/37, FGIC	768,555
725		Hlth., Hosp. & Nursing Home RB, Jackson Hlth. Sys. Proj., Ser. A, 5.00%, 6/01/29, MBIA	746,250
1,000	[2]	Misc. Tax RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	688,170
5,000		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/31, MBIA	1,359,100
750		Cnty. of St. Johns, Pub. Impvts. Wtr. RB, 5.00%, 10/01/35, FSA	773,377
500		Collier Cnty. Sch. Brd., Sch. Impvts. Lease COP, 5.00%, 2/15/27, FSA	519,205
500		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	508,800
555		Higher Edl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Flagler Coll., Inc. Proj., 5.25%, 11/01/36, XLCA	585,314
750		Highlands Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Adventist/Sunbelt Hosp. Proj., 5.00%, 11/15/30	750,953
250		Hillsborough Cnty. Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Ser. 1, 5.375%, 10/01/49, AMT	263,463
240		Hsg. Fin. Corp., Local or Gtd. Hsg. RB, Ser. 3, 5.15%, 7/01/38	240,967
500		Jacksonville Econ. Dev. Comm., Indl. RB, Anheuser Busch Cos., Inc. Proj., Ser. B, 4.75%, 3/01/47, AMT	464,745
500		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Southern Baptist Hosp. Proj., Ser. A, 5.00%, 8/15/37, FSA	514,305
1,000		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	1,005,890
400		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Alliance Cmnty. for Retirement Proj., 5.00%, 11/15/32	381,752
250		Lee Mem. Hlth. Sys. Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.00%, 4/01/32, AMBAC	258,250
200		Marion Cnty. Hosp. Dist., Hlth., Hosp. & Nursing Home RB, Munroe Regl. Hlth. Sys. Proj., 5.00%, 10/01/29	199,720
500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	554,460
750		Miami Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East Proj., Ser. C, 5.125%, 11/15/24	761,820
500		Miami-Dade Cnty. Hsg. Fin. Auth., Local or Gtd. Hsg. RB, Home Ownership Mtg. Proj., Ser. A, 5.55%, 10/01/49	522,830
250		New River Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.00%, 5/01/13	246,425
		Orange Cnty. Hlth. Facs. Auth.,
105		Misc. RB, Orlando Lutheran Towers Proj., 5.375%, 7/01/20	103,678
95		Misc. RB, Orlando Lutheran Towers Proj., 5.70%, 7/01/26	95,752
500		Orange Cnty. Sch. Brd., Sch. Impvts. Lease COP, Ser. A, 5.00%, 8/01/32, FGIC	516,050
750		Peace River/Manasota Regl. Wtr. Sply. Auth., Wtr. Util. Impvts. RB, Ser. A, 5.00%, 10/01/35, FSA	771,315
400		Pine Ridge Plantation Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. B, 5.00%, 5/01/11	396,736
1,000	[2]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baycare Hlth. Sys., Inc. Proj., 5.50%, 5/15/13	1,080,140
700		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%, 10/01/36, AMBAC	719,124
585		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%, 5/01/13	598,917
1,050		Univ. of North Florida Fing. Corp., Univ. & Coll. Impvts. Lease RB, Hsg. Proj., 5.00%, 11/01/37, FGIC	1,082,214
750		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	770,220
			20,615,782
		Puerto Rico—13.4%
500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	508,750
85		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	95,277
650		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/26	656,754
745	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	795,757
			2,056,538

		Total Long-Term Investments (cost $22,608,869)	22,929,870

BlackRock Florida Investment Quality Municipal Trust (RFA) (continued)
(Percentages shown are based on Net Assets)

Shares
(000)		Description	Value
		MONEY MARKET FUND—4.6%
705	[3,4]	CMA Florida Mun. Money Fund, 3.03% (cost $704,913)	$704,913
Total Investments —153.9% (cost $23,313,7825)			$23,634,783
Other assets in excess of liabilities —1.5%			223,440
Preferred shares at redemption value, including dividends payable —(55.4)%			(8,504,575)
Net Assets Applicable to Common Shareholders —100%			$15,353,648

[1]	Security is collateralized by Municipal or U.S. Treasury obligations.

[2]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Represents an investment in an affiliate.

[4]	Represents current yield as of July 31, 2007.

[5]	Cost for federal income tax purposes is $23,319,504. The net unrealized appreciation on a tax basis is $315,279, consisting of $483,686 gross unrealized appreciation and $168,407 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Co.
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
RB	— Revenue Bond
SA	— Special Assessment
XLCA	— XL Capital Assurance

Item 2 – Controls and Procedures

2	(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2	(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Investment Quality Municipal Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Florida Investment Quality Municipal Trust

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito
President (principal executive officer) of
BlackRock Florida Investment Quality Municipal Trust

Date:	September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Florida Investment Quality Municipal Trust

Date:	September 20, 2007